STOCKHOLDERS EQUITY (Details) - shares	Apr. 30, 2024	Jul. 31, 2023	Jan. 26, 2023
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	14,781,803	5,903,481
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	80,000	80,000	80,000
Preferred stock, shares outstanding	0	80,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares outstanding	80,000	0
Undesignated Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	19,920,000	19,920,000	20,000,000
Preferred stock, shares outstanding	0	0